International Dividend Focus Series
International Dividend Focus Series Summary Section
Investment Goal
Through a quantitative investment approach, to provide competitive returns consistent with the broad non-U.S.equity market while also providing a level of capital protection during market downturns.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
International Dividend Focus Series Shareholder Fees (fees paid directly from your investment)
Shareholder Fees International Dividend Focus Series (USD $)	Class S	Class I
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses International Dividend Focus Series		Class S	Class I
Management Fees		0.45%	0.45%
Distribution (12b-1) Fees		none	none
Other Expenses	[1]	0.54%	0.29%
Shareholder Services Fee		0.25%	none
Remainder of Other Expenses		0.29%	0.29%
Total Annual Fund Operating Expenses		0.99%	0.74%
Less Fee Waiver and/or Expense Reimbursement		(0.14%)	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.85%	0.60%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of the shareholder services fee, do not exceed 0.60% of each Class's average daily net assets. This contractual waiver will continue until at least February 28, 2015 and may not be amended or terminated by the Advisor prior to such date without the approval of the Series' Board of Directors.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until February 28, 2015). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example International Dividend Focus Series (USD $)	Class S	Class I
1 Year	87	61
3 Years	301	222

Portfolio Turnover
The Series will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series.
Principal Investment Strategies
The Series will, under normal circumstances, invest at least 80% of its assets in dividend-paying common stocks of non-U.S. companies. Under normal circumstances, the Series expects to be invested in a minimum of three countries. The Series considers a company to be a non-U.S. company if it meets one or more of the following criteria: (i) its principal securities trading market is outside the United States, or (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed outside the United States. The Series invests primarily in the common stocks of mid to large capitalization companies (generally companies with market capitalizations of more than $3 billion at the time of purchase). The Advisor seeks to construct a portfolio that provides competitive returns consistent with the broad non-U.S. equity market while also providing a level of capital protection during market downturns. The Advisor uses a quantitative approach in managing the portfolio, and it rebalances the portfolio semi-annually.

Although stocks may be added to or deleted from the Series' portfolio at any time during the year, the Advisor expects that modifications to the Series' portfolio will primarily take place twice a year. The Advisor expects to review the portfolio and implement most of the rebalancing on an annual basis, with a second review and rebalance later in the year. A quantitative investment approach relies on financial models and computer databases rather than analysis of the fundamentals of each stock to identify securities for inclusion in the portfolio. In selecting securities for the Series, the Advisor seeks to identify stocks of companies that meet the following investment criteria at the time of purchase: attractive free cash flow yield, dividend yield at least equal to that of the broad non-U.S. equity market, low probability of experiencing financial distress, and likely ability to maintain their dividend. The Series' investment strategy may involve allocating large portions of the Series' portfolio to industry sectors which meet the Advisor's investment criteria.

The Series invests in stocks of foreign companies as well as American Depository Receipts (ADRs).
Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements.

You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  Foreign stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
The Advisor makes investment decisions for the Series using a quantitative investment approach based largely on the Advisor's review of historical information. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor's judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect. These risks may cause the Series to underperform its benchmark or other funds with a similar investment approach.

The Advisor will make modifications to the Series' portfolio primarily twice a year. Accordingly, the Advisor does not intend to make frequent changes to the Series' portfolio in response to market movements (positive or negative). The Series may perform differently than funds that more actively rebalance their portfolios in response to market movements.

The Series may also have special risks due to its investments in stocks of mid-size companies. These risks include the following:
  The stocks of mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of mid-size companies may be less marketable than the stocks of larger companies.
The Series' investment strategy may involve allocating large portions of the Series' portfolio to industry sectors which meet the Advisor's investment criteria. As a result, poor performance or adverse economic events affecting one or more of these sectors could have a greater impact on the Series than it would if the Series' investments were allocated across a broader range of industry sectors.

Because the Series invests in securities of foreign issuers, the Series is subject to the additional risk that the prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks.

Because the Series' investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Summary of Past Performance
As of the date of this prospectus, the Series had not commenced operations and did not have a performance history.